Form N-1A Cover	Jun. 12, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 12, 2024
Prospectus Date	Dec. 29, 2023
Supplement to Prospectus [Text Block]

June 12, 2024

BNY MELLON FUNDS TRUST
BNY Mellon Asset Allocation Fund

Supplement to Current Prospectus

Effective immediately, the Trust's board has approved the addition of an affiliated underlying fund as an investment option within the Small Cap and Mid Cap Equities asset class of BNY Mellon Asset Allocation Fund.